Nature of the business, Assets acquired (Details) $ in Thousands									1 Months Ended	12 Months Ended
	Dec. 14, 2021 USD ($) MW	Nov. 25, 2021 USD ($) MW	Aug. 06, 2021 USD ($) Solarproject MW	May 14, 2021 USD ($) MW	Apr. 07, 2021 USD ($) MW	Jan. 08, 2021	Jan. 07, 2021	Jan. 06, 2021 USD ($) MW	Jun. 30, 2021 MW	Dec. 31, 2022 USD ($) Solarproject Asset MW	Dec. 31, 2021 USD ($)	Nov. 30, 2022	Sep. 30, 2021	Jul. 15, 2021 USD ($)	Jun. 15, 2021 USD ($)	Dec. 31, 2020 USD ($)
Nature of the business [Abstract]
Percentage of interest acquired												49.00%
Investment under the equity method										$ 260,031	$ 294,581					$ 116,614
Ownership interest										49.00%	49.00%
Number of assets under construction | Asset										3
Solana [Member]
Nature of the business [Abstract]
Ownership interest										100.00%
Renewable Energy [Member]
Nature of the business [Abstract]
Investment under the equity method										$ 203,420	$ 240,302
Calgary District Energy Center [Member]
Nature of the business [Abstract]
Installed capacity | MW				55
Investment under the equity method				$ 22,900
Weighted average contract life										20 years
La Sierpe [Member]
Nature of the business [Abstract]
Installed capacity | MW		20
Investment under the equity method		$ 23,500
Coso [Member]
Nature of the business [Abstract]
Installed capacity | MW					135
Investment under the equity method					$ 130,000
Period of PPA										18 years
Coso [Member] | Project Debt [Member]
Nature of the business [Abstract]
Investment under the equity method														$ 40,000
Rioglass [Member]
Nature of the business [Abstract]
Percentage of interest acquired						42.50%					85.00%		42.50%
Investment under the equity method											$ 17,100
Ownership interest						57.50%	15.00%
Rioglass [Member] | Solana [Member]
Nature of the business [Abstract]
Ownership interest										100.00%
Chile PV 2 [Member] | Renewable Energy [Member]
Nature of the business [Abstract]
Percentage of interest acquired								35.00%
Installed capacity | MW								40
Investment under the equity method								$ 5,000
Vento II [Member]
Nature of the business [Abstract]
Percentage of interest acquired															49.00%
Installed capacity | MW									596
Investment under the equity method															$ 180,700
Ownership interest									51.00%
Period of PPA										5 years
Italy Solar PV [Member]
Nature of the business [Abstract]
Installed capacity | MW			3.7
Investment under the equity method			$ 9,000
Number of solar plants acquired | Solarproject			2
Italy Solar PV 3 [Member]
Nature of the business [Abstract]
Installed capacity | MW	2.5
Investment under the equity method	$ 4,000
Albisu [Member]
Nature of the business [Abstract]
Installed capacity | MW										10
Period of PPA										15 years
la Tolua and Tierra Linda [Member]
Nature of the business [Abstract]
Installed capacity | MW										30
Period of PPA										10 years
Number of solar plants acquired | Solarproject										2
Number of assets under construction | Asset										3
Additional capacity | MW										30